S000016625 [Member] Expense Example, No Redemption - Western Asset Intermediate Maturity New York Municipals Fund	Nov. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 304
Expense Example, No Redemption, 3 Years	480
Expense Example, No Redemption, 5 Years	672
Expense Example, No Redemption, 10 Years	1,225
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	142
Expense Example, No Redemption, 3 Years	443
Expense Example, No Redemption, 5 Years	765
Expense Example, No Redemption, 10 Years	1,523
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	55
Expense Example, No Redemption, 3 Years	206
Expense Example, No Redemption, 5 Years	370
Expense Example, No Redemption, 10 Years	845
Class FI
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	91
Expense Example, No Redemption, 3 Years	318
Expense Example, No Redemption, 5 Years	563
Expense Example, No Redemption, 10 Years	1,267
Class IS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	52
Expense Example, No Redemption, 3 Years	183
Expense Example, No Redemption, 5 Years	326
Expense Example, No Redemption, 10 Years	$ 741